Share based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of RSU activity
The following table summarizes RSU activity for the years ended December 31, 2017, 2016 and 2015:

Restricted Stock Units	2017	2016	2015
Outstanding at beginning of year	413,702	174,583	253,870
Granted	—	270,653	1,587,719
Settled	—	(20,837)	—
Forfeited	(300)	(10,697)	(95,755)
Adjustment *	—	—	(1,571,251)
Outstanding at end of year	413,402	413,702	174,583
* Adjustment relates to the Company's 1 for 10 reverse stock split completed in December 2015.